Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		¥ 422,245,411	$ 60,073,613	¥ 541,924,655		¥ 585,365,937
COST OF REVENUES		(313,278,409)	(44,570,682)	(387,946,081)		(411,663,866)
GROSS PROFIT		108,967,002	15,502,931	153,978,574		173,702,071
OPERATING EXPENSES
Selling expenses		(2,196,223)	(312,461)	(2,300,186)		(3,562,585)
General and administrative expenses		(23,581,884)	(3,355,037)	(34,195,858)		(157,119,636)
Research and development expenses		(63,279,810)	(9,002,932)	(111,688,665)		(171,056,952)
(Reversal of) provision for credit losses		(21,649,689)	(3,080,140)	1,126,192		(9,671,349)
Stock compensation expenses		(22,062,990)	(3,138,941)			(55,658,036)
Impairment loss for goodwill						(243,334,346)
Impairment loss for long-lived assets		(14,845,533)	(2,112,101)	(35,839,687)		(5,499,260)
Impairment loss from long-term investment				(157,429)		(144,863,324)
Total operating expenses		(147,616,129)	(21,001,612)	(183,055,633)		(790,765,488)
LOSS FROM OPERATIONS		(38,649,127)	(5,498,681)	(29,077,059)		(617,063,417)
OTHER INCOME (EXPENSE)
Investment income (loss)		395,536,231	56,273,650	(34,496,902)		52,687,134
Interest income		2,527,250	359,556	163,948,029		13,727,595
Finance expenses, net		(13,241,733)	(1,883,925)	(1,126,183)		(1,048,673)
Other income, net		(4,022,062)	(572,226)	10,650,942		1,182,719
Gain from disposal of subsidiary		12,296,928	1,749,506			37,621,786
Total other income, net		393,096,614	55,926,561	138,975,886		104,170,561
(LOSS) INCOME BEFORE INCOME TAXES		354,447,487	50,427,880	109,898,827		(512,892,856)
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current		(7,334,225)	(1,043,453)	(6,014,447)		(140,037)
Deferred		2,740	390	(547,502)		2,666,910
Income tax credit (expense)		(7,331,485)	(1,043,063)	(6,561,949)		2,526,873
NET (LOSS) INCOME		347,116,002	49,384,817	103,336,878		(510,365,983)
Less: Net (loss) income attributable to non-controlling interests		37,869,514	5,387,764	31,695,382		(89,175,621)
NET (LOSS) INCOME ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.		309,246,488	43,997,053	71,641,496		(421,190,362)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(93,592,156)	(13,315,524)	(51,402,738)		66,887,988
COMPREHENSIVE (LOSS) INCOME		253,523,846	36,069,293	51,934,140		(443,477,995)
Less: Comprehensive (loss) income attributable to non-controlling interests		14,452,499	2,040,535	34,136,433		(89,329,744)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.		¥ 239,071,347	$ 34,028,758	¥ 17,797,707		¥ (354,148,251)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES 1
Basic (in Shares)	[1]	13,600,459	13,600,459	9,820,805		8,723,405
Diluted (in Shares)	[1]	19,416,126	19,416,126	9,820,805		8,723,405
(LOSS) EARNINGS PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 22.74	$ 3.23	¥ 7.29	[1]	¥ (48.28)	[1]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 15.93	$ 2.27	¥ 7.29	[1]	¥ (48.28)	[1]
Services
OPERATING REVENUES
Total operating revenues		¥ 422,245,411	$ 60,073,613	¥ 541,924,655		¥ 571,842,123
Products
OPERATING REVENUES
Total operating revenues						¥ 13,523,814

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 15).